Related Party Transactions - Schedule of Key Management Personnel on Agreed Terms Between the Relevant Parties (Details) - Related Parties [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Management Personnel on Agreed Terms Between the Relevant Parties [Line Items]
Internet leads generation and marketing service income	$ 64,736	$ 103,236	$ 161,451
Insurance commission income	643,917	1,077,441	695,088
Marketing income	81,331	75,314	25,161
Cost of revenue paid to companies controlled by a shareholder with significant influence over the Company	716,375	1,425,553	251,140
Finance Costs on Loan Notes [Member]
Schedule of Key Management Personnel on Agreed Terms Between the Relevant Parties [Line Items]
Key management personnel			152,468
Companies controlled by a shareholder with significant influence over the Company			$ 15,013,576